S000023000 [Member] Expense Example, No Redemption - PUTNAM EMERGING MARKETS EQUITY FUND - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 207
Expense Example, No Redemption, 3 Years	693
Expense Example, No Redemption, 5 Years	1,206
Expense Example, No Redemption, 10 Years	$ 2,427